Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
12.     INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normals tatutory rate of approximately 38.3% for the year ended March 31, 2014 and 35.9% for the year ended March 31, 2015 and 33.5% for the year ended March 31, 2016.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended March 31, 2014, 2015 and 2016 consist of the following components:

	Thousands of Yen
	2014	2015	2016
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥6,406,153	¥5,407,802	¥6,460,898
Foreign	(131,262)	(268,810)	(267,564)
Total	¥6,274,891	¥5,138,992	¥6,193,334
Income taxes ―current:
Domestic	¥2,453,549	¥1,720,557	¥1,929,139
Foreign	41,582	(34,922)	5,277
Total	¥2,495,131	¥1,685,635	¥1,934,416
Income taxes ―deferred:
Domestic	¥(729,822)	¥181,088	¥255,992
Foreign	29,996	30,142	(6,877)
Total	¥(699,826)	¥211,230	¥249,115

IIJ and domestic subsidiaries adopted the consolidated tax declaration in the fiscal year ended March 31, 2009.

On March 20, 2014, amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate was reduced from 38.3% to 35.9% from the fiscal year beginning April 1, 2014. On March 31, 2015, new amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate was reduced from 35.9% to 34.2% from the fiscal year beginning April 1, 2015. On March 31, 2016, further amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate will be reduced to 31.7% from the fiscal year beginning April 1, 2016, 31.1% from the fiscal year beginning April 1, 2017 and 30.9% from the fiscal year beginning April 1, 2018. The effect of the changes in the tax rates on the balance of deferred tax assets and liabilities was an increase of income tax expense by ¥106,487 thousand, ¥51,788 thousand and ¥23,183 thousand for the years ended March 31, 2014, 2015 and 2016, respectively.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at March 31, 2015 and 2016 was as follows:

	Thousands of Yen
	2015		2016
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	–	¥832,426	–	¥620,755
Capital leases	¥141,255	–	¥130,365	–
Accrued expenses	995,253	–	933,947	–
Retirement and pension cost	960,151	–	1,102,215	–
Allowance for doubtful accounts	58,760	–	56,534	–
Depreciation	101,652	–	72,109	–
Net loss on other investments	230,794	–	205,373	–
Operating loss carryforwards	1,276,690	–	947,031	–
Transactions in transit*	–	106,631	–	96,714
Impairment loss on telephone rights	74,268	–	67,102	–
Accrued enterprise tax	86,448	–	120,793	–
Asset retirement obligation	194,553	–	183,912	–
Deferred revenue	353,098	–	387,481	–
Customer relationships	–	1,299,335	–	1,058,578
Tax deduction of goodwill	–	810,172	–	791,377
Excess of tax deductible goodwill over the reported amount of goodwill	88,769	–	–	–
Trademark	–	38,413	–	29,664
Investments in equity method investees	–	241,210	–	291,266
Investments in funds	100,045	–	83,818	–
Asset retirement cost	–	160,293	–	146,266
Other	333,752	85,128	329,491	68,941
Total	4,995,488	3,573,608	4,620,171	3,103,561
Valuation allowance	(611,997)	–	(627,693)	–

Total	¥4,383,491	¥3,573,608	¥3,992,478	¥3,103,561

*This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of March 31, 2015 and 2016, the valuation allowance for deferred tax assets related principally to operating loss carryforwards, at amounts which are not considered more likely than not to be realized. The net changes in the valuation allowance for deferred tax assets were a decrease of ¥933,623 thousand, an increase of ¥183,813 thousand and an increase of ¥15,696 thousand for the years ended March 31, 2014, 2015 and 2016, respectively.

Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested amounted to ¥458,233 thousand as of March 31, 2016. It is not practicable to calculate the unrecognized deferred tax liability on such undistributed earnings.

As of March 31, 2016, certain subsidiaries had tax operating loss carryforwards as follows:

	Thousands of Yen
Expired in Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2017	–	–	–
2018	–	–	¥79,790
2019	–	–	214,286
2020	–	–	829,986
2021 and thereafter	¥253,286	¥18,663	1,800,221

Total	¥253,286	¥18,663	¥2,924,283

“Others” consists of loss carryforwards of subsidiaries not subject to consolidation tax filing, which were composed of ¥652,326 thousand in Japan, ¥1,281,086 thousand in the United States of America, and ¥990,871 thousand in other countries.

These loss carryforwards are available to offset future taxable income, and will expire in the period ending March 31, 2024 in Japan and December 31, 2035 in the United States of America. The loss carryforwards in other countries will expire in the period ending December 31, 2020 or have an indefinite carryforward period.

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three years in the period ended March 31, 2016 is as follows:

	Thousands of Yen
	2014	2015	2016

Amount computed by using normal Japanese statutory tax rate	¥2,403,283	¥1,844,898	¥2,074,767
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	102,634	76,258	93,262
Inhabitant tax—per capita	37,122	39,114	39,538
Change in valuation allowance	(957,182)	159,163	15,696
Tax effects on investments in equity method investees	65,489	19,650	48,368
Enterprise tax—not based on income	82,191	90,086	146,883
Tax rate change	106,487	51,788	23,183
Tax credit	–	(232,834)	(269,145)
Tax refund by loss carryback	–	(32,275)	–
Other—net	(44,719)	(118,983)	10,979
Income tax expense as reported	¥1,795,305	¥1,896,865	¥2,183,531

There was no unrecognized tax benefit for the years ended March 31, 2015 and 2016. The Company does not reasonably expect that the unrecognized tax benefit will change significantly within the next twelve months.

The Company has open tax years subject to examination by major tax jurisdictions from the year ended March 31, 2013 in Japan and from the year ended December 31, 2006 in the United States of America.